Payments, by Project - 12 months ended Mar. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 9,536,471	$ 5,094,716	$ 2,381,001	$ 17,012,188
Ying Mining District [Member]
Total	9,167,493	4,238,018	1,857,380	15,262,891
GC [Member]
Total	$ 368,978	$ 856,698	$ 523,621	$ 1,749,297